CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - EUR (€)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Noncurrent assets
Intangible assets	€ 568,000	€ 770,000	€ 935,000
Property, plant and equipment	7,385,000	3,196,000	3,282,000
Other noncurrent assets	1,668,000	2,442,000	1,706,000
Total noncurrent assets	9,621,000	6,408,000	5,923,000
Current assets
Inventories	373,000	392,000	320,000
Trade receivables	0	4,000,000	48,000
Tax receivables	6,007,000	4,373,000	9,028,000
Other current assets	13,267,000	20,260,000	17,914,000
Cash and cash equivalents	86,736,000	86,553,000	105,687,000
Total current assets	106,383,000	115,578,000	132,997,000
TOTAL ASSETS	116,004,000	121,985,000	138,920,000
Shareholders' equity
Share capital	421,000	409,000	386,000
Premiums related to share capital	173,886,000	165,072,000	139,668,000
Reserves	(74,286,000)	(26,815,000)	4,777,000
Foreign currency translation reserve	(271,000)	(164,000)
Net loss for the period	(54,274,000)	(49,635,000)	(33,619,000)
Total Shareholders' equity	45,476,000	88,866,000	111,211,000
Noncurrent liabilities
Long-term debt	28,663,000	8,837,000	10,037,000
Long-term debt - derivatives	9,876,000
Longterm provisions	0	0	2,377,000
Provisions for retirement benefit obligations	1,234,000	1,429,000	1,385,000
Long-term contract liabilities	55,000
Total noncurrent liabilities	39,827,000	10,266,000	13,800,000
Current liabilities
Shortterm debt	5,851,000	1,282,000	18,000
Shortterm provisions		180,000	130,000
Trade payables	19,359,000	14,602,000	6,923,000
Short-term contract liabilities	6,000
Other current liabilities	5,485,000	6,789,000	6,838,000
Total current liabilities	30,701,000	22,853,000	13,908,000
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	€ 116,004,000	€ 121,985,000	€ 138,920,000